Supplemental Guarantor Information - Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Cash flows from operating activities:
Income before income taxes from continuing operations	$ 730	$ 14,415	$ 12,091
Non-cash items		10,436	12,769
Changes in working capital		532	(6,236)
Net cash flows (used in)/from operating activities		25,383
Net cash flows generated from operating activities continuing operations	1,285	25,383	18,624
Income before taxes for discontinued operations			1,042
Operationactivities for discontinued operations			(112)
Investing activities:
Acquisition and mergers, net of cash acquired			(5,692)
Interest received	46	908	703
Acquisition of long-lived assets, net		(6,388)	(5,866)
Acquisition of intangible assets and other investing activities		(203)	(1,198)
Investments in shares	(16)	(320)	(203)
Dividends received		1	1
Net cash flows used in investing activities		(6,002)
Net cash flows (used in) investing activities from continuing operations	(304)	(6,002)	(12,255)
Net cash flows (used in)/from investing activities for discontinued operations			(397)
Financing activities:
Proceeds from borrowings	551	10,871	12,966
Repayment of borrowings	(795)	(15,687)	(4,311)
Interest paid	(151)	(2,987)	(3,012)
Interest paid on leases		(99)
Payments of leases	(17)	(343)
Dividends paid	(189)	(3,722)	(3,529)
Other financing activities	(27)	(531)	(1,695)
Net cash flows (used in) generated by financing activities for continuing operations	(633)	(12,498)	419
Net cash flows used from financing activities from discontinuing operations			(138)
Net increase (decrease) in cash and cash equivalents	348	6,883	6,788
Net (decrease) increase in cash and cash equivalents for discontinued operations			395
Cash and cash equivalents at the beginning of the period	1,202	23,727	18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(19)	(380)	(1,558)
Cash and cash equivalents at the end of the period discontinued operations			(5,917)
Cash and cash equivalents at the end of the period	$ 1,531	30,230	18,475
Coca-Cola FEMSA [member]
Cash flows from operating activities:
Income before income taxes from continuing operations		9,442	7,755
Non-cash items		(12,021)	(9,488)
Changes in working capital		(224)	(46)
Net cash flows (used in)/from operating activities		(2,803)
Net cash flows generated from operating activities continuing operations			(1,779)
Investing activities:
Interest received		2,204	2,199
Acquisition of intangible assets and other investing activities		(4,148)	5,554
Investments in shares		(52)	(9,474)
Dividends received		11,942	4,816
Net cash flows used in investing activities		9,946
Net cash flows (used in) investing activities from continuing operations			3,095
Financing activities:
Proceeds from borrowings		9,400	10,200
Repayment of borrowings		(14,082)	(54)
Interest paid		(2,507)	(2,473)
Dividends paid		(3,718)	(3,529)
Other financing activities		(1,619)	(755)
Proceeds from issuing shares
Net cash flows (used in) generated by financing activities for continuing operations		(12,526)	3,389
Net increase (decrease) in cash and cash equivalents		(5,383)	4,705
Cash and cash equivalents at the beginning of the period		16,529	7,017
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(88)	15
Cash and cash equivalents at the end of the period		11,058	11,737
Wholly-Owned guarantors subsidiaries [member]
Cash flows from operating activities:
Income before income taxes from continuing operations		17,903	11,959
Non-cash items		(9,581)	(6,568)
Changes in working capital		2,447	(10,476)
Net cash flows (used in)/from operating activities		10,769
Net cash flows generated from operating activities continuing operations			(5,085)
Investing activities:
Interest received		1,833	1,552
Acquisition of long-lived assets, net		(2,442)	(2,301)
Acquisition of intangible assets and other investing activities		53	(48)
Investments in shares		(222)	(1,832)
Dividends received		868	512
Net cash flows used in investing activities		90
Net cash flows (used in) investing activities from continuing operations			(2,117)
Financing activities:
Interest paid		(25)	(25)
Interest paid on leases		(99)
Payments of leases		(211)
Dividends paid		(9,151)	(4,434)
Increase in capital stock			1,830
Other financing activities		5,605	9,786
Net cash flows (used in) generated by financing activities for continuing operations		(3,881)	7,157
Net increase (decrease) in cash and cash equivalents		6,978	(45)
Cash and cash equivalents at the beginning of the period		1,026	926
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(13)	44
Cash and cash equivalents at the end of the period		7,991	925
Combined non-guarantor subsidiaries [member]
Cash flows from operating activities:
Income before income taxes from continuing operations		10,122	10,422
Non-cash items		8,986	10,780
Changes in working capital		(1,559)	4,286
Net cash flows (used in)/from operating activities		17,549
Net cash flows generated from operating activities continuing operations			25,488
Income before taxes for discontinued operations			1,042
Operationactivities for discontinued operations			(112)
Investing activities:
Acquisition and mergers, net of cash acquired			(5,692)
Interest received		4,151	3,552
Acquisition of long-lived assets, net		(3,946)	(3,565)
Acquisition of intangible assets and other investing activities		3,892	(6,704)
Investments in shares		3,815	(4,260)
Dividends received		1
Net cash flows used in investing activities		7,913
Net cash flows (used in) investing activities from continuing operations			(16,669)
Net cash flows (used in)/from investing activities for discontinued operations			(397)
Financing activities:
Proceeds from borrowings		1,471	2,766
Repayment of borrowings		(1,605)	(4,257)
Interest paid		(7,735)	(7,113)
Dividends paid		(3,663)	(894)
Other financing activities		(8,642)	4,636
Net cash flows (used in) generated by financing activities for continuing operations		(20,174)	(4,862)
Net cash flows used from financing activities from discontinuing operations			(138)
Net increase (decrease) in cash and cash equivalents		5,288	3,957
Net (decrease) increase in cash and cash equivalents for discontinued operations			395
Cash and cash equivalents at the beginning of the period		6,172	10,824
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(279)	(1,617)
Cash and cash equivalents at the end of the period discontinued operations			(5,917)
Cash and cash equivalents at the end of the period		11,181	7,642
Eliminations [member]
Cash flows from operating activities:
Income before income taxes from continuing operations		(23,052)	(18,045)
Non-cash items		23,052	18,045
Changes in working capital		(132)
Net cash flows (used in)/from operating activities		(132)
Investing activities:
Interest received		(7,280)	(6,600)
Investments in shares		(3,861)	15,363
Dividends received		(12,810)	(5,327)
Net cash flows used in investing activities		(23,951)
Net cash flows (used in) investing activities from continuing operations			3,436
Financing activities:
Interest paid		7,280	6,599
Payments of leases		(132)
Dividends paid		12,810	5,328
Increase in capital stock			(1,830)
Other financing activities		4,125	(15,362)
Net cash flows (used in) generated by financing activities for continuing operations		$ 24,083	(5,265)
Net increase (decrease) in cash and cash equivalents			(1,829)
Cash and cash equivalents at the end of the period			$ (1,829)